Derivative Instruments - Additional Information (Detail) NOK in Millions, $ in Millions	Sep. 30, 2016 USD ($)	Sep. 30, 2016 NOK	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Weighted average interest rate	1.54%	1.54%
Derivative, Notional amount of outstanding obligations	$ 407.7		$ 410.0
Carrying amount of derivative liabilities	6.8		3.6
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations | NOK		NOK 293.8		NOK 289.8
Carrying amount of derivative liabilities			$ 2.1
Carrying amount of derivative assets	$ 1.7